INTANGIBLE AND OTHER ASSETS (Schedule of Amortization Expenses and Impairments) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [abstract]
Cost additions include capitalization of salary and employee related expenses	₪ 44	₪ 36	₪ 35